ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 25,887	$ 28,324
Assets classified as held for sale	10,291	2,489
Investment properties		3,244
Goodwill	35,730	34,911	$ 28,662
Liabilities associated with assets classified as held for sale	(4,721)	(118)
Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	12,726	14,396
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	37	19
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	1,855	2,674
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	6,903	3,335
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,209	14,487
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	950	1,171
Accounts receivable and other	776	2,070
Other financial assets	649	1,567
Assets classified as held for sale	1,131	293
Property, plant and equipment	11,657	16,404
Identifiable intangible assets recognised as of acquisition date	1,632	4,111
Goodwill	3,899	7,211
Deferred income tax assets	60	97
Total assets	20,754	36,168
Accounts payable and other	3,855	3,490
Liabilities associated with assets classified as held for sale	(410)	(138)
Non-recourse borrowings	5,228	11,952
Deferred income tax liabilities	901	1,938
Non-controlling interests	3,019	415
Preferred equity
Total liabilities	(13,413)	(18,574)
Identifiable assets acquired (liabilities assumed)	7,341	17,594
Assets held for sale in business combination [Member]
Preferred Equity from Business Combinations [Member]		(641)
Total | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		22
Accounts receivable and other		10
Other financial assets		1
Assets classified as held for sale		0
Investment properties		0
Property, plant and equipment		240
Identifiable intangible assets recognised as of acquisition date		83
Goodwill		203
Deferred income tax assets		0
Total assets		559
Accounts payable and other		46
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings		0
Deferred income tax liabilities		47
Non-controlling interests		1
Preferred equity
Total liabilities		(94)
Identifiable assets acquired (liabilities assumed)		465
Assets held for sale in business combination [Member]
Preferred Equity from Business Combinations [Member]		0
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		921
Accounts receivable and other		1,475
Other financial assets		1,519
Assets classified as held for sale		0
Investment properties		3,244
Property, plant and equipment		8,964
Identifiable intangible assets recognised as of acquisition date		4,020
Goodwill		5,334
Deferred income tax assets		0
Total assets		25,477
Accounts payable and other		1,500
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings		9,084
Deferred income tax liabilities		1,558
Non-controlling interests		0
Preferred equity
Total liabilities		(12,783)
Identifiable assets acquired (liabilities assumed)		12,694
Gain recognised in bargain purchase transaction	554
Assets held for sale in business combination [Member]
Preferred Equity from Business Combinations [Member]		(641)
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	553	228
Accounts receivable and other	443	585
Other financial assets	345	47
Assets classified as held for sale	861	293
Investment properties		0
Property, plant and equipment	7,439	7,200
Identifiable intangible assets recognised as of acquisition date	0	8
Goodwill	3,556	1,674
Deferred income tax assets	60	97
Total assets	13,257	10,132
Accounts payable and other	1,137	1,944
Liabilities associated with assets classified as held for sale	(340)	(138)
Non-recourse borrowings	4,736	2,868
Deferred income tax liabilities	437	333
Non-controlling interests	3,015	414
Preferred equity
Total liabilities	(9,665)	(5,697)
Identifiable assets acquired (liabilities assumed)	3,592	4,435
Assets held for sale in business combination [Member]
Preferred Equity from Business Combinations [Member]		$ 0
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	393
Accounts receivable and other	283
Other financial assets	294
Assets classified as held for sale	270
Property, plant and equipment	4,141
Identifiable intangible assets recognised as of acquisition date	1,580
Goodwill	294
Deferred income tax assets	0
Total assets	7,255
Accounts payable and other	2,677
Liabilities associated with assets classified as held for sale	(70)
Non-recourse borrowings	478
Deferred income tax liabilities	454
Non-controlling interests	0
Preferred equity
Total liabilities	(3,679)
Identifiable assets acquired (liabilities assumed)	3,576
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	4
Accounts receivable and other	50
Other financial assets	10
Assets classified as held for sale	0
Property, plant and equipment	77
Identifiable intangible assets recognised as of acquisition date	52
Goodwill	49
Deferred income tax assets	0
Total assets	242
Accounts payable and other	41
Liabilities associated with assets classified as held for sale	0
Non-recourse borrowings	14
Deferred income tax liabilities	10
Non-controlling interests	4
Preferred equity
Total liabilities	(69)
Identifiable assets acquired (liabilities assumed)	$ 173